Share-Based Payments	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Share-based payments
23.	Share-based payments

As disclosed in note 2.y, the Group grants a compensation plan based on Betterware’s shares to certain key officers and directors The plans were granted at the Board of Directors Session on August 15, 2019 and modified on July 30, 2020, and their objective was for the creditors to the plan to contribute significantly to the growth of the Group and align the economic interests of those people with those of the shareholders. The Incentive Plan is aligned with shareholder interest in management’s ability to deliver operating results that potentially benefit the stock price; If the established results are achieved, a gradual delivery of shares will be carried out over a period of 4 to 5 years. There must be a performance metric based on EBITDA (earnings before interest, taxes, depreciation and amortization) and their permanence in the Group, which will be delivered based on the particular compensation plans of each individual.

The effects associated with the award of share-based payments were recognized in the consolidated statement of income and other comprehensive income, with the corresponding effect in stockholders’ equity, in the share premium account until December 31, 2022.

In May 2021, the conditions of the share-based compensation plan for the Executive Chairman of the Board were met, so in June 2021, the Betterware’s shares equivalent to 2%, which was the total stipulated in the plan, were delivered to Campalier.